Principal Accounting Policies - Basis of presentation, principles of consolidation, and cost allocations (Details) ¥ in Millions		1 Months Ended	12 Months Ended
	Jan. 15, 2020 CNY (¥)	Aug. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
2020 Program Resource License and Cooperation Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Annual fixed license fees payable	¥ 2.0
Percentage of annual license fees payable in excess of revenue generated	50.00%
Agreement term	2 years
Annual license fees payable description	The annual license fees payable to Phoenix TV Group under the 2020 Program Resource License and Cooperation Agreement were RMB2.0 million plus 50% of the revenue generated from the use of the licensed program resource in excess of RMB2.0 million
2021 Program Resource License and Cooperation Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Agreement term		3 years
Trademark Content License Fee | 2021 Program Resource License and Cooperation Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Annual fixed license fees payable		¥ 45.0
Trademark license fee | New Agreements | Phoenix TV Group | Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue from which the annual license fee payable is derived			2.00%
Fixed fee for each company | $			$ 100,000